Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
Trade and other receivables, Current	$ 315,539	$ 97,911
Non-current assets
Trade and other receivables, Non-current	40,000	40,000
Trade and other receivables	355,539	137,911
Corporate credit card deposit [Member]
Non-current assets
Trade and other receivables, Non-current	40,000	40,000
Deposits held [Member]
Current assets
Trade and other receivables, Current	7,687	7,687
BAS receivable [Member]
Current assets
Trade and other receivables, Current	$ 307,852	$ 90,224